Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Fixed Assets, net
Schedule of fixed assets, net

Fixed assets, net consisted of the following (in thousands):

	Vessel	Accumulated	Net Book
	Costs	Depreciation	Value
As of January 1, 2022	$3,917,443	$(1,055,792)	$2,861,651
Additions	4,580	—	4,580
Transfers from right-of-use assets and to vessel held for sale	79,179	(5,896)	73,283
Disposals	(97,306)	10,500	(86,806)
Depreciation	—	(131,214)	(131,214)
As of December 31, 2022	$3,903,896	$(1,182,402)	$2,721,494
Additions	154,334	—	154,334
Depreciation	—	(129,287)	(129,287)
As of December 31, 2023	$4,058,230	$(1,311,689)	$2,746,541
Additions and transfers from vessels under construction	694,997	—	694,997
Disposals	(3,940)	1,055	(2,885)
Depreciation	—	(148,344)	(148,344)
As of December 31, 2024	$4,749,287	$(1,458,978)	$3,290,309